Schedule of Loss on Debt Extinguishment (Details) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2024
Short-Term Debt [Line Items]
Gain (Loss) on Extinguishment of Debt	$ 291,000
Related Party [Member]
Short-Term Debt [Line Items]
Gain (Loss) on Extinguishment of Debt	$ 291,000
Share Price			$ 0.00001
Notes Payable One [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Share Price	$ 4.85
Lender [Member] | Notes Payable One [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Stock Redeemed or Called During Period, Shares	60,000